Property and equipment	12 Months Ended
Dec. 31, 2020
Property and equipment
Property and equipment

12     Property and equipment

Reconciliation of carrying amount:

	Machinery		Furniture
	and		and	IT		Leasehold
	equipment	Vehicles	fixtures	equipment	Facilities	improvements	Others	Total
Cost
As of December 31, 2018	896	191	2,296	5,080	325	4,638	6,199	19,625
Additions	215	—	636	2,529	45	4,663	2,903	10,991
Disposals	(17)	(70)	(895)	(3,061)	(290)	(184)	(1,076)	(5,593)
Business combination	213	—	517	2,775	—	1,627	—	5,132
Sale of Escola de Aplicação São José dos Campos Ltda.	(50)	—	(201)	(51)	—	(710)	—	(1,012)
Write-offs	—	—	—	—	—	—	(792)	(792)
As of December 31, 2019	1,257	121	2,353	7,272	80	10,034	7,234	28,351
Additions	146	—	1,365	4,612	38	4,239	422	10,822
Disposals	(37)	—	(114)	(1,289)	—	—	(934)	(2,374)
Business combination	625	186	325	2,300	5	205	—	3,646
As of December 31, 2020	1,991	307	3,929	12,895	123	14,478	6,722	40,445

Depreciation
As of December 31, 2018	(254)	(144)	(527)	(1,910)	(100)	(1,274)	(2,069)	(6,278)
Depreciation charge for the period	(91)	(24)	(254)	(1,211)	(34)	(1,161)	(1,580)	(4,355)
Depreciation of disposals	114	68	368	1,709	108	60	972	3,399
Sale of Escola de Aplicação São José dos Campos Ltda.	10	—	34	17	—	150	—	211
As of December 31, 2019	(221)	(100)	(379)	(1,395)	(26)	(2,225)	(2,677)	(7,023)
Depreciation charge for the period	(136)	(26)	(327)	(2,279)	(9)	(2,391)	(2,284)	(7,452)
Depreciation of disposals	104	—	—	13	—	—	—	117
As of December 31, 2020	(253)	(126)	(706)	(3,661)	(35)	(4,616)	(4,961)	(14,358)

Net book value
As of December 31, 2018	642	47	1,769	3,170	225	3,364	4,130	13,347
As of December 31, 2019	1,036	21	1,974	5,877	54	7,809	4,557	21,328
As of December 31, 2020	1,738	181	3,223	9,234	88	9,862	1,761	26,087

The increase in the year ended December 31, 2020 is mainly due to purchase of new computers and printers and improvements to the offices located in São Paulo, Curitiba and Belo Horizonte.

The Company assesses at each reporting date, whether there is an indication that a property and equipment asset may be impaired. If any indication exists, the Company estimates the asset’s recoverable amount. There were no indications of impairment of property and equipment as of and for the years ended December 31, 2020, 2019 and 2018.